UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2012
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Atkinson Asset Management Inc
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      -
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            April 21, 2012

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       64
Form 13F Information Table Value Total:       151784
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
APACHE CORP                        COM            037411105    4973     49509SH     SOLE          49509
APPLE INC                          COM            037833100    1439      2400SH     SOLE           2400
APPLIED MATLS INC                  COM            038222105    1381    110990SH     SOLE         110990
BEST BUY CO INC                    COM            086516101    1192     50330SH     SOLE          50330
BP                                 SPONSORED ADR  055622104    1273     28280SH     SOLE          28280
CANADIAN NAT RES LTD               COM            136385101    4879    147200SH     SOLE         147200
CAPITAL ONE FINL CORP              COM            14040H105    1533     27500SH     SOLE          27500
CARRIZO OIL & GAS INC              COM            144577103    2548     90170SH     SOLE          90170
COMPANHIA ENERGETICA               SPONSORED ADR  204409601     724     30453SH     SOLE          30453
CENTURYLINK INC                    COM            156700106    1298     33577SH     SOLE          33577
CHESAPEAKE ENERGY CORP             COM            165167107    4810    207600SH     SOLE         207600
CHEVRON CORP                       NEW COM        166764100    4890     45600SH     SOLE          45600
COMCAST CORP                       NEW CL A       20030N101    1506     50170SH     SOLE          50170
CONOCOPHILLIPS                     COM            20825C104    5247     69028SH     SOLE          69028
DANAHER CORP                       COM            235851102    1466     26180SH     SOLE          26180
DEVON ENERGY CORP                  NEW COM        25179M103    5042     70900SH     SOLE          70900
EBAY INC                           COM            278642103    1444     39140SH     SOLE          39140
ELSTER GROUP SE                    SPONSORED ADR  290348101     696     44000SH     SOLE          44000
GILEAD SCIENCES INC                COM            375558103    1507     30850SH     SOLE          30850
HALLIBURTON CO                     COM            406216101    4972    149800SH     SOLE         149800
HELIX ENERGY SOLUTIONS             GRP I COM      42330P107    4909    275780SH     SOLE         275780
HESS CORP                          COM            42809H107    4972     84343SH     SOLE          84343
HONDA MOTOR LTD                    AMERN SHS      438128308     766     19940SH     SOLE          19940
HSBC HOLDINGS                      SPONSORED ADR  404280406     174      3924SH     SOLE           3924
INFOSPACE INC                      COM PAR $.0001 45678T300    1411    110150SH     SOLE         110150
INTEL CORP                         COM            458140100    1458     51850SH     SOLE          51850
INTERCONTINENTALEXCHANGE INC       COM            45865V100    1297      9440SH     SOLE           9440
ITRON INC                          COM            465741106     727     16000SH     SOLE          16000
JA SOLAR HOLDINGS CO LTD           SPONSORED ADR  466090107    3201   1957700SH     SOLE        1957700
L-3 COMMUNICATIONS HLDGS INC       COM            502424104    1211     17110SH     SOLE          17110
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107     489    122200SH     SOLE         122200
MARATHON OIL CORP                  COM            565849106    5139    162100SH     SOLE         162100
MARATHON PETE CORP                 COM            56585A102    2599     59950SH     SOLE          59950
NETEASE COM INC                    SPONSORED ADR  64110W102    6103    105040SH     SOLE         105040
NEWFIELD EXPL CO                   COM            651290108    5104    147186SH     SOLE         147186
NEXEN INC                          COM            65334H102    4952    270035SH     SOLE         270035
NOBLE ENERGY INC                   COM            655044105    5020     51335SH     SOLE          51335
NOKIA CORP                         SPONSORED ADR  654902204    1188    216422SH     SOLE         216422
NVIDIA CORP                        COM            67066G104    1314     85395SH     SOLE          85395
ORACLE CORP                        COM            68389X105    1157     39680SH     SOLE          39680
ORMAT TECHNOLOGIES INC             COM            686688102     627     31119SH     SOLE          31119
PARAMETRIC TECHNOLOGY CORP         COM NEW        699173209    1629     58310SH     SOLE          58310
PATTERSON UTI ENERGY INC           COM            703481101    3347    193570SH     SOLE         193570
PENN VIRGINIA CORP                 COM            707882106    1068    234700SH     SOLE         234700
PETROCHINA                         SPONSORED ADR  71646E100     219      1560SH     SOLE           1560
POWER ONE INC                      NEW COM        73930R102     651    143000SH     SOLE         143000
RENESOLA LTD                       SPONSORED ADS  75971T103    1888    817400SH     SOLE         817400
RESEARCH IN MOTION LTD             COM            760975102     539     36660SH     SOLE          36660
ROPER INDS INC                     NEW COM        776696106    1370     13820SH     SOLE          13820
SOHU COM INC                       COM            83408W103    4939     88350SH     SOLE          88350
STATE STR CORP                     COM            857477103    1327     29174SH     SOLE          29174
STONE ENERGY                       COM            861642106    2542     88900SH     SOLE          88900
STR HOLDINGS                       COM            78478V100     363     74900SH     SOLE          74900
SUNCOR ENERGY INC                  NEW COM        867224107    5341    163476SH     SOLE         163476
SUNTECH PWR HLDGS CO LTD           ADR            86800C104     757    247291SH     SOLE         247291
TAIWAN SEMICONDUCTOR               SPONSORED ADR  874039100    1417     92729SH     SOLE          92729
TD AMERITRADE HLDG CORP            COM            87236Y108    1502     76080SH     SOLE          76080
TOYOTA MOTOR CORP                  SP ADR REP2COM 892331307     759      8740SH     SOLE           8740
TRIANGLE PETROLEUM CORP            COM            89600B201     552     80000SH     SOLE          80000
TRINA SOLAR                        SPONSORED ADR  89628E104    3865    540250SH     SOLE         540250
UNIT CORP                          COM            909218109    4485    104897SH     SOLE         104897
VALERO ENERGY CORP                 NEW COM        91913Y100    4873    189099SH     SOLE         189099
VODAFONE GROUP PLC                 SPONSORED ADR  92857W209    1219     44045SH     SOLE          44045
YINGLI GREEN ENERGY HLDG           ADR            98584B103     494    136500SH     SOLE         136500
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